UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		J.A. Glynn & Co.
Address:	9841 Clayton Road
		St Louis MO  63124

13F File Number:	28-7752

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Rio Vitale
Title:	VP Operations
Phone:	314-997-1277
Signature, Place, and Date of Signing:

	Rio Vitale		St Louis MO		October 31, 2005

Report Type (Check only one.):

[x ]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	142

Form 13F Information Table Value Total:	$650,971




List of Other Included Managers:

  No.	13F File Number	Name

































Security
Type
Cusip
Mkt
Value
Quantity
Mgrs
Sole
Voting
Autority
Shared
None
Abbott Laboratories
COM
002824100
246
5800

5800

0
Activision Inc.
COM
004930202
16514
807549

163715

643834
Adobe Systems Inc.
COM
00724F101
4830
161795

19965

141830
Aetna Inc.
COM
00817y108
11638
135100

15100

120000
Aflac Incorporated
COM
001055102
628
13860

13860

0
Airtran Holdings Inc. Convertible Notes
CNV
00949PAB4
408
300000

0

300000
Alcon Inc.
COM
H01301102
10776
84265

16405

67860
Alltel Corporation
COM
020039103
624
9580

1485

8095
Ameren Corporation
COM
023608102
484
9051

8683

368
America Movil SA DE CV Sponsor ADR
COM
02364w105
12735
483865

102225

381640
American Express Company
COM
025816109
1512
26330

7265

19065
American Intl. Group Inc.
COM
026874107
12813
206791

45036

161755
Amgen Incorporated
COM
031162100
23822
299003

54072

244931
Anadarko Petroleum Corp.
COM
032511107
7773
81175

9175

72000
Apache Corporation
COM
037411105
12120
161134

26171

134963
Apple Computer, Inc.
COM
037833100
17519
326794

70873

255921
Aqua America Inc.
COM
03836w103
1675
44050

6726

37324
Automatic Data Processing
COM
053015103
1198
27835

5700

22135
Avery Dennison Corp.
COM
053611109
885
16890

1725

15165
Baker Hughes Inc.
COM
057224107
4831
80950

10950

70000
Bank Of America Corporation
COM
060505104
5382
127844

20789

107055
Bausch & Lomb
COM
071707103
220
2725

2725

0
Becton Dickinson
COM
075887109
1077
20535

3210

17325
Berkley WR Corp
COM
084423102
8283
209809

25309

184500
BP PLC Sponsored ADR
COM
055622104
766
10805

10805

0
Bp Prudhoe Bay Royalty Trust
COM
055630107
356
4500

1500

3000
Burlington Resources Inc.
COM
122014103
10408
127990

20990

107000
Capital One Financial Corp.
COM
14040H105
979
12310

1205

11105
Caremark RX Inc.
COM
141705103
15696
314363

66076

248287
Carnival Corp.
CNV
143658AN2
261
200000

0

200000
Centurytel Inc. Convertible
CNV
156700AH9
573
550000

0

550000
Chesapeake Energy Corp.
COM
165167107
363
9500

0

9500
Chevron Taxaco Corporation
COM
166764100
2013
31092

15826

15266
Chubb Corporation
COM
171232101
2228
24880

4625

20255
Church & Dwight Company Inc. Convertible Unsecured Notes
CNV
171340AC6
798
600000

0

600000
Cisco Systems Inc.
COM
17275R102
862
48099

20936

27163
Citigroup Inc.
COM
172967101
1936
42520

22125

20395
Coach Inc.
COM
189754104
1819
58000

10000

48000
Cognizant Technology Solutions Class A
COM
192446102
2446
52495

3495

49000
Colgate Palmolive Co.
COM
194162103
1413
26760

8070

18690
Community Health Systems Convertible Unsecured Notes
CNV
203668AA6
724
623000

0

623000
ConocoPhillips
COM
20825c104
9907
141705

22505

119200
Consolidated Edison
COM
209115104
254
5234

5234

0
Constellation Brands Inc Class A
COM
21036p108
7011
269640

50640

219000
Corning Inc.
COM
219350105
6079
314495

60695

253800
Cray Research Inc. Convertible Sub. Debentures
CNV
225224AA2
423
1050000

0

1050000
CVS Corp.
COM
126650100
8616
296985

44800

252185
DaVita Inc.
COM
23918k108
9367
203330

40340

162990
Dell Inc.
COM
24702r101
224
6555

6555

0
Devon Energy Convertible Unsecured Notes
CNV
25179MAB9
2240
1821000

0

1821000
Devon Energy Corporation
COM
25179m103
6983
101735

19715

82020
Disney Walt Co. Convertible Notes
CNV
254687AU0
1044
1027000

0

1027000
DNP Select Income Fund Inc.
COM
23325p104
126
10850

10850

0
Duke Realty Corporation
COM
264411505
227
6700

6700

0
Ebay Inc.
COM
278642103
9219
223766

46768

176998
EMC Corporation Mass
COM
268648102
185
14295

14205

90
EOG Resources, Inc.
COM
26875p101
606
8090

940

7150
Express Scripts Inc
COM
302182100
1368
22000

5000

17000
Exxon Mobil Corporation
COM
30231g102
979
15411

14783

628
Fannie Mae
COM
313586109
238
5300

5300

0
Fedex Corporation
COM
31428x106
209
2400

2400

0
Fortune Brands Inc.
COM
349631101
6247
76810

9810

67000
Freddie Mac
COM
313400301
271
4800

4800

0
GameStop Corporation Class A
COM
36467w109
12365
392915

82135

310780
GATX Corp.
CNV
361448AC7
249
200000

0

200000
General Electric Company
COM
369604103
3687
109516

61416

48100
Genzyme Corporation
COM
372917104
12353
172430

34040

138390
Getty Images Inc.
COM
374276103
10259
119235

24138

95097
Glaxosmithkline PLC ADR
COM
37733w105
251
4900

4900

0
Goldman Sachs Group Inc.
COM
38141G104
11059
90958

18931

72027
Greenery Rehabilitation Group Convertible Senior Sub. Notes
CNV
394797AB0
687
723000

14000

709000
Harley-Davidson Inc
COM
412822108
910
18795

2710

16085
Home Depot Inc
COM
437076102
7579
198690

37270

161420
Hospitality Properties Trust
COM
44106m102
828
19330

2730

16600
Humana Inc
COM
444859102
287
6000

6000

0
Intel Corporation
COM
458140100
1671
67780

27535

40245
Invitrogen Corporation Convertible Senior Notes
CNV
46185RAF7
212
175000

0

175000
Johnson & Johnson
COM
478160104
4167
65853

24693

41160
Kellwood Company Convertible Notes Series 144A
CNV
488044AE8
506
600000

0

600000
Kerr McGee Corp.
COM
492386107
7269
74855

8777

66078
Kimberly Clark Corp.
COM
494368103
1098
18445

1870

16575
Kinder Morgan Energy Prtnrs
COM
494550106
274
5180

5100

80
Kinder Morgan Inc.
COM
49455p101
4938
51355

8355

43000
King Pharmaceutical Inc. Convertible Debentures
CNV
495582AG3
291
300000

0

300000
King Pharmaceuticals
COM
495582108
1537
99937

21937

78000
L-3 Communications Holdings Inc.
COM
502424104
6691
84615

7615

77000
Lab Corp. of America Holdings
COM
50540r409
5684
116690

13690

103000
Leucadia National Corporation Convertible Senior Notes
CNV
527288AX2
505
465000

0

465000
Lowes Companies Inc.
COM
548661107
6797
105550

15550

90000
Massey Energy Company
COM
576206106
1634
32000

8000

24000
MBNA Corporation
COM
55262L100
1188
48205

10651

37554
Medtronic Inc. Convertible Contingent Debs. Series B
CNV
585055AD8
849
850000

16947

833053
Medtronic, Inc.
COM
585055106
3618
67472

16947

50525
MEMC Electronic Materials Inc.
COM
552715104
13730
602477

123160

479317
Microsoft Corporation
COM
594918104
1294
50285

35130

15155
Monsanto Company
COM
61166w101
11714
186671

38623

148048
Monster Worldwide Inc.
COM
611742107
10690
348110

69135

278975
Motorola Inc.
COM
620076109
12275
557208

105841

451367
National City Corp.
COM
635405103
1397
41790

16430

25360
Nestle S.A. Spons. ADR
COM
641069406
294
4000

4000

0
Nextel Communications Senior Convertible Notes
CNV
65332VAY9
504
500000

0

500000
NII Holdings Inc.
COM
62913f201
7011
83020

16065

66955
Noram Energy Corporation Convertible Sub. Debentures
CNV
655419AC3
2174
2179000

97000

2082000
Nucor Corporation
COM
670346105
2091
35450

5450

30000
Occidental Petroleum Corp.
COM
674599105
568
6650

650

6000
Omnicare Inc.
COM
681904108
20206
359338

73377

285961
Peabody Energy Corporation
COM
704549104
11350
134558

27513

107045
Pepsico Inc.
COM
713448108
1653
29154

10629

18525
Pfizer Inc
COM
717081103
1854
74239

45226

29013
Philips Electronics NY
COM
718337504
286
10708

10708

0
Pitney Bowes Inc.
COM
724479100
207
4955

380

4575
Procter & Gamble Co.
COM
742718109
18852
317054

68549

248505
Qualcomm Inc.
COM
747525103
13617
304295

63695

240600
Quest Diagnostics Inc.
COM
74834L100
6065
120000

9000

111000
Roper Inds Inc
COM
776696106
275
7000

1000

6000
Salesforce.com Inc.
COM
79466l302
9519
411735

78825

332910
San Juan Basin Royalty Trust
COM
798241105
381
7800

800

7000
Southwest Airlines Company
COM
844741108
983
66195

8175

58020
Sprint Nextel Corporation
COM
852061100
391
16437

16417

20
Starbucks Corporation
COM
855244109
1098
21920

5875

16045
Starwood Hotels - Convertible Bond
CNV
85590AAJ3
235
200000

0

200000
Stryker Corporation
COM
863667101
5053
102230

16230

86000
Sunoco Inc
COM
86764p109
227
2900

900

2000
Symantec Corporation
COM
871503108
4086
180325

19325

161000
T. Rowe Price Group Inc.
COM
74144t108
6649
101825

20050

81775
Target Corporation
COM
87612e106
1369
26363

8368

17995
Texas Instruments Inc
COM
882508104
14549
429160

84180

344980
U. S. Bancorp
COM
902973304
9833
350176

183193

166983
United Technologies Corp
COM
913017109
342
6600

6600

0
Unitedhealth Group Inc.
COM
91324p102
20987
371837

55852

315985
Valero Energy Corporation
COM
91913y100
10346
91505

8505

83000
Verizon Communications
COM
92343v104
931
28487

4677

23810
Walgreen Co.
COM
931422109
1534
35298

13823

21475
Wal-Mart Stores Inc.
COM
931142103
882
20134

3770

16364
Waters Corporation
COM
941848103
1023
24600

2600

22000
Wellpoint Inc.
COM
94973v107
13079
172507

16287

156220
Wells Fargo & Co.
COM
949746101
244
4160

4160

0
Whole Foods Market Inc.
COM
966837106
9985
74266

15407

58859
William Wrigley Jr. Co.
COM
982526105
1113
15485

1830

13655
XM Satellite Radio Holdings Class A
COM
983759101
6624
184475

37640

146835
XTO Energy Inc.
COM
98385x106
1591
35100

9100

26000
Yahoo! Inc.
COM
984332106
6910
204195

43825

160370



650971